Investment Objectives and Goals - Franklin Short Duration U.S. Government ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FRANKLIN SHORT DURATION U.S. GOVERNMENT ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	A high level of current income as is consistent with prudent investing, while seeking preservation of capital.